LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ 07302

September 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Securities Trust (the “Trust”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies and Gentlemen:

          Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new class of shares, designated Class B, for Lord Abbett Growth Leaders Fund (the “Fund”), a series of the Trust. The Amendment also reflects certain editorial and other changes.

          It is proposed that this filing become effective on November 28, 2012 (the “Proposed Effective Date”) pursuant to Rule 485(a)(1) under the Securities Act. Prior to that date, the Trust intends to file a post-effective amendment pursuant to Rule 485(b) under the Securities Act (referred to herein as the “Rule 485(b) Amendment”) that will update certain information contained in the Amendment and respond, as appropriate, to comments received from the Commission Staff.

          The Trust notes that its current prospectus and its current statement of additional information, each dated March 1, 2012 (referred to herein as the “Trust Prospectus” and the “Trust SAI,” respectively), relate to all ten (10) of its separate series, including the Fund. The Amendment, however, contains a preliminary stand-alone prospectus and a preliminary stand-alone statement of additional information, each of which relate solely to the Fund. In connection therewith, the Trust notes the following:

•

the Amendment does not relate to, amend, or otherwise affect the offer and sale of shares of any series of the Trust, including the Fund, under the Trust Prospectus or the Trust SAI prior to the Proposed Effective Date;

•	the Trust currently intends to file supplements to the Trust Prospectus and the Trust SAI immediately prior to the Proposed Effective Date to indicate that all references to the

Fund shall be deemed to be deleted in their entirety from those documents as of such date;

•

from and after Proposed Effective Date, the Trust intends to use the Trust Prospectus and the Trust SAI to satisfy its document delivery obligations under the federal securities laws with respect to the nine (9) series of the Trust other than the Fund;

•

from and after Proposed Effective Date, the Trust intends to use the stand-alone prospectus and the stand-alone statement of additional information contained in the Rule 485(b) Amendment to satisfy its document delivery obligations under the federal securities laws with respect to the Fund; and

•

the Trust currently expects to terminate such bifurcated arrangement upon the effectiveness of the 2013 annual update to its Registration Statement on Form N-1A and revert back to a combined prospectus and a combined statement of additional information that cover all ten (10) of its series, including the Fund.

           Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary